10. STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

On July 23, 2014, Company stockholders approved the Amended 2013 Plan, which provides for the granting of stock options, restricted stock awards, restricted stock units, stock bonus awards and performance-based awards. The Amended 2013 Plan serves as the successor to the 2013 Equity Incentive Plan. There were no option awards under the 2013 Equity Incentive Plan. Under the Amended 2013 Plan, the Company may grant up to 10,000,000 shares of new stock. As of June 30, 2015, the Company had approximately 3,250,556 of authorized unissued shares reserved and available for issuance.

The stock options are exercisable at no less than the fair market value of the underlying shares on the date of grant, and restricted stock and restricted stock units are issued at a value not less than the fair market value of the common stock on the date of the grant. Generally, stock options awarded are vested in equal increments ranging from two to four years on the annual anniversary date on which such equity grants were awarded. The stock options generally have a maximum term of 10 years. The following table summarizes stock option activity for the Amended 2013 Plan during the six months ended June 30, 2015:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding - December 31, 2014	6,470,000	$2.70
Granted	370,000	$1.66
Exercised	–	–
Forfeited	(90,556)	$2.82
Expired	–	–
Outstanding - June 30, 2015	6,749,444	$2.64	9.42	$–

Total exercisable - June 30, 2015	4,178,991	$2.67	9.42	$–
Total unvested - June 30, 2015	2,570,453	$2.59	9.41	$–
Total vested or expected to vest - June 30, 2015	6,749,444	$2.64	9.42	$–

The following table summarizes unvested stock options as of June 30, 2015:

	Number of Shares	Weighted Average Fair Value Per Share on Grant Date

Unvested stock options - December 31, 2014	3,421,131	$2.31
Granted	370,000	1.35
Vested	(1,130,122)	2.28
Forfeited	(90,556)	2.50
Unvested stock options - June 30, 2015	2,570,453	$2.20

The Company recognized expenses of $557,792 and $1,723,786 relating to stock options issued to employees, non-employees, officers, and directors during the three and six months ended June 30, 2015, respectively. The Company recognized expenses of $308,900 and $898,900 relating to common stock issued to employees, non-employees, officers, and directors during the three and six months ended June 30, 2015. For the three and six months ended June 30, 2015, stock-based compensation of $857,846 and $2,601,173, was expensed to selling, general and administration, respectively. For the three and six months ended June 30, 2015, stock-based compensation of $8,846 and $21,513, was expensed to research and development, respectively. As of June 30, 2015, total unrecognized compensation cost related to unvested stock-based compensation arrangements granted to employees, officers, and directors was $5,096,320, which is expected to be recognized over a weighted-average period of 2.14 years. There was no stock-based compensation expense for the three and six months ended June 30, 2014.

On July 23, 2014, Company shareholders approved the Amended and Restated Equity Incentive Plan (the “Amended 2013 Plan”), which provides for the granting of stock options, restricted stock awards, restricted stock units, stock bonus awards and performance-based awards. The Amended 2013 Plan serves as the successor to the 2013 Equity Incentive Plan. There were no option awards under the 2013 Equity Incentive Plan. Under the Amended 2013 Plan, the Company may grant up to 10,000,000 new stock. As of December 31, 2014, the Company had approximately 3,530,000 of authorized unissued shares reserved and available for issuance upon exercise and conversion of outstanding awards.

The stock options are exercisable at no less than the fair market value of the underlying shares on the date of grant, and restricted stock and restricted stock units are issued at a value not less than the fair market value of the common stock on the date of the grant. Generally, stock options awarded are vested in equal increments ranging from two to four years on the annual anniversary date on which such equity grants were awarded. The stock options generally have a maximum term of 10 years. The following table summarizes stock option activity for the Amended 2013 Plan during the year ended December 31, 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding - December 31, 2013	–	–
Granted	6,470,000	$2.70
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding - December 31, 2014	6,470,000	$2.70	9.88	$–

Total exercisable - December 31, 2014	3,048,869	$2.66	9.93	$–
Total unvested - December 31, 2014	3,421,131	$2.74	9.84	$–
Total vested or expected to vest - December 31, 2014	6,470,000	$2.70	9.88	$–

The following table summarizes unvested stock options as of December 31, 2014:

	Number of Shares	Weighted Average Fair Value Per Share on Grant Date

Unvested stock options - December 31, 2013	–	$–
Granted	6,470,000	2.22
Vested	3,048,869	2.11
Forfeited	–	–
Unvested stock options - December 31, 2014	3,421,131	$2.31

The following table presents the weighted-average assumptions used by the Company for calculating the fair value of its employee, non-employee, officer and director stock options using the Black-Scholes valuation model that have been granted during the year ended December 31, 2014:

	Employees Weighted Average	Non-Employees Weighted Average

Volatility	103.48%	96.69%
Risk-Free Interest Rate	1.81%	2.31%
Expected Term	5.32	10.00
Dividend Rate	0.00%	0.00%
Fair Value Per Share on Grant Date	$2.21	$2.45

The risk-free interest rates are based on the implied yield available on U.S. Treasury constant maturities with remaining terms equivalent to the respective expected terms of the options. The Company estimates the expected term for stock options awarded to employees, non-employees, officers and directors using the simplified method in accordance with Staff Accounting Bulletin 110, Certain Assumptions Used in Valuation Methods, because the Company does not have sufficient relevant historical information to develop reasonable expectations about future exercise patterns. The Company estimates the expected term for stock options awarded to employees, non-employees, officers and directors using the contractual term. Expected volatility is calculated based on the Company’s peer group, consisting of five companies in the industry in which the Company does business because the Company does not have sufficient historical volatility data. The Company will continue to use peer group volatility information until historical volatility of the Company is available to measure expected volatility for future grants. In the future, as the Company gains historical data for volatility of its own stock and the actual term over which stock options are held, expected volatility and the expected term may change, which could substantially change the grant-date fair value of future stock option awards, and, consequently, compensation of future grants.

The Company recognized $7,069,833 relating to stock options and $888,125 relating to common stock issued to employees, non-employees, officers, and directors during the year ended December 31, 2014. For the year ended December 31, 2014, stock-based compensation of $7,851,685 and $64,148, was expensed to Selling, General and Administration and Research and Development, respectively. As of December 31, 2014, total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted to employees, officers, and directors was $7,251,258, which is expected to be recognized over a weighted-average period of 2.28 years.